Direct cost of revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Cost of merchandise sold	$ 52,049	$ 39,564